TRANSACTIONS WITH RELATED PARTIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
We incurred fees and expenses related to the services from our affiliated directors as follows (in thousands):

	Three Months Ended March 31,
	2015	2014
Charlesbank	$14	$—
EIG	16	—
Tailwater	16	—
Total fees and expenses paid for director services to affiliated entities	$46	$—
We incurred expenses related to these reimbursements as follows (in thousands):

	Three Months Ended March 31,
	2015	2014
Reimbursements included in general and administrative expenses	$3,134	$3,475
Reimbursements included in operations and maintenance expenses	4,781	3,943
Total reimbursements to our General Partner and its affiliates	$7,915	$7,418

We incurred fees and expenses related to the services from our affiliated directors as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Charlesbank	$340	$463	$—
EIG	20	—	—
Tailwater	20	—	—
Total fees and expenses paid for director services to affiliated entities	$380	$463	$—
We incurred expenses related to these reimbursements as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Reimbursements included in general and administrative expenses	$10,944	$9,364	$—
Reimbursements included in operations and maintenance expenses	16,093	13,264	—
Total reimbursements to our General Partner and its affiliates	$27,037	$22,628	$—